Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			35.00%
Effective Income Tax Rate, Continuing Operations	(27.10%)	(26.80%)	(28.50%)	(26.20%)
Operating Loss Carryforwards, Reduction to Valuation Allowance			$ 0.0
Unrecognized tax benefits	$ 41.2		41.2
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	21.9		21.9
Unrecognized Tax Benefits, Period Increase (Decrease)			1.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0.3	$ 0.1	0.5	$ 0.2
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Valuation Allowance	$ 20.8		$ 20.8